CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues:
Merchandise sales	$ 1,098,101	¥ 7,113,278	¥ 3,355,914	¥ 2,556,139
Marketplace services	35,457	229,681	531,617	434,977
Total net revenues	1,133,558	7,342,959	3,887,531	2,991,116
Cost of revenues	(806,704)	(5,225,669)	(2,350,702)	(1,754,539)
Gross profit	326,854	2,117,290	1,536,829	1,236,577
Operating expenses:
Fulfillment expenses	(146,493)	(948,954)	(434,691)	(366,795)
Marketing expenses	(101,163)	(655,314)	(499,115)	(322,965)
Technology and content expenses	(26,196)	(169,694)	(135,698)	(62,068)
General and administrative expenses	(29,627)	(191,918)	(102,527)	(246,052)
Total operating expenses	(303,479)	(1,965,880)	(1,172,031)	(997,880)
Income from operations	23,375	151,410	364,798	238,697
Other income/(expenses):
Interest income	17,618	114,123	82,251	5,675
Others, net	(9,153)	(59,289)	56,397	771
Income before tax	31,840	206,244	503,446	245,143
Income tax expenses	(11,023)	(71,403)	(98,083)	(88,576)
Net income	20,817	134,841	405,363	¥ 156,567
Net income attributable to noncontrolling interests	(1,841)	(11,925)	(222)
Net income attributable to Jumei International Holding Limited	$ 18,976	¥ 122,916	405,141	¥ 156,567
Accretion to preferred share redemption value			(4,629)	(11,123)
Income allocation to participating Redeemable Preferred Shares			(55,984)	(46,473)
Net income attributable to Jumei's ordinary shareholders	$ 18,976	¥ 122,916	344,528	98,971
Net income	20,817	134,841	¥ 405,363	¥ 156,567
Fair value change - investment security, net of tax	(7,175)	(46,480)
Foreign currency translation adjustment, net of nil tax	20,172	130,668	¥ (15,265)	¥ (285)
Total comprehensive income	33,814	219,029	390,098	¥ 156,282
Comprehensive income attributable to noncontrolling interests	(1,858)	(12,032)	(194)
Comprehensive income attributable to Jumei International Holding Limited	$ 31,956	¥ 206,997	¥ 389,904	¥ 156,282
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.84	¥ 2.99	¥ 1.66
Diluted | (per share)	$ 0.14	¥ 0.82	¥ 2.75	¥ 1.19
Weighted average shares outstanding used in computing net income per share attributable to Jumei's ordinary shareholders
Basic	145,901,672	145,901,672	115,090,686	59,475,739
Diluted	149,758,825	149,758,825	125,217,054	83,196,788
ADS [Member]
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.84	¥ 2.99	¥ 1.66
Diluted | (per share)	$ 0.14	¥ 0.82	¥ 2.75	¥ 1.19